Debt	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Debt Disclosure [Abstract]
Debt

Note 7. Debt

Long-term debt was as follows (in millions):

	October 2, 2016	January 3, 2016
ABL facility	$174.8	$128.0
Term loan facility	273.6	60.5
Less: unamortized debt issuance costs and discounts on debt	(13.9)	(10.8)

Total debt	$434.5	$177.7

Less current portion	(2.8)	(0.6)

Total long-term debt	$431.7	$177.1

ABL Facility:

On December 23, 2013, SiteOne Landscape Supply Holding, LLC (“Landscape Holding”) and SiteOne Landscape Supply, LLC (“Landscape,” and together with Landscape Holding, the “Borrowers”), each an indirect wholly-owned subsidiary of the Company, entered into the ABL Facility of up to $250 million, subject to borrowing base availability. The ABL Facility is secured by a first lien on the inventory and receivables. The ABL Facility is guaranteed by SiteOne Landscape Supply Bidco, Inc. (“Bidco”), an indirect wholly-owned subsidiary of the Company. The availability under the ABL Facility was $130.2 million and $112.5 million as of October 2, 2016 and January 3, 2016, respectively. Availability is determined using borrowing base calculations of eligible inventory and receivable balances less the current outstanding ABL Facility and letters of credit balances.

The interest rate on the ABL Facility is LIBOR plus an applicable margin ranging from 1.25% to 2.00% or an alternate base rate for U.S. denominated borrowings plus an applicable margin ranging from 0.25% to 1.00%. The interest rates on outstanding balances range from 2.28% to 4.25% and 2.04% to 4.25% as of October 2, 2016 and January 3, 2016, respectively. Additionally, the Borrowers pay a 0.375% and 0.25% commitment fee on the unfunded amount as of October 2, 2016 and January 3, 2016, respectively. The ABL Facility was originally scheduled to mature on December 23, 2018. On October 20, 2015 the ABL Facility was amended to extend the maturity date to October 20, 2020 and increase the availability to $325.0 million. The other terms of the ABL Facility were not significantly altered.

The ABL Facility contains customary representations and warranties and customary affirmative and negative covenants. The negative covenants consist of the following: fundamental changes, dividends and distributions, acquisitions, collateral, payments and modifications of restricted indebtedness, negative pledge clauses, changes in line of business, currency, commodity and other hedging transactions, transactions with affiliates, investments, limitations on indebtedness and liens. The negative covenants are subject to the customary exceptions and also permit the payment of dividends and distributions, investments, permitted acquisitions and payments or redemptions of junior indebtedness upon satisfaction of a payment condition.

The ABL Facility is subject to mandatory prepayments if the outstanding loans and letters of credit exceed either the aggregate revolving commitments or the current borrowing base, in an amount equal to such excess. Additionally, the ABL Facility is subject to various covenants requiring minimum financial ratios and additional borrowings may be limited by these financial ratios. Failure to meet any of these covenants could result in an event of default under these agreements. If an event of default occurs the lenders could elect to declare all amounts outstanding under these agreements to be immediately due and payable, enforce their interest in collateral pledged under the agreement, or restrict the Borrowers’ ability to obtain additional borrowings under these agreements.

Prior Term Loan Facility:

On December 23, 2013, the Borrowers also entered into the Prior Term Loan Facility in an aggregate principal amount of approximately $61.7 million. The Prior Term Loan Facility was guaranteed by Bidco and each direct and indirect wholly-owned U.S. restricted subsidiary of Landscape. The Prior Term Loan Facility was secured by a first lien on Property and equipment, Intangibles, and equity interests of Landscape, and a second lien on ABL Facility assets. The interest rate on the Prior Term Loan Facility was LIBOR (minimum of 1.0%) plus an applicable margin of 4.0% or an alternate base rate for U.S. denominated borrowings plus an applicable margin of 3.0%. The interest rate on the outstanding balances was 5.0% at January 3, 2016. The Prior Term Loan Facility was scheduled to mature on December 23, 2019.

Amended Term Loan Facility:

On April 29, 2016, the Company refinanced the Prior Term Loan Facility with the $275.0 million Amended Term Loan Facility maturing in April 2022. On April 29, 2016 the proceeds under the Amended Term Loan Facility were used to repay all $60.3 million of borrowings outstanding under the Prior Term Loan Facility, to repay $29.9 million of borrowings outstanding under the ABL Facility, and to pay fees and expenses associated with the refinancing transaction. A special cash dividend of $176.0 million was paid to existing holders of the Company’s common stock and Redeemable Convertible Preferred Stock (on an as-converted basis) as of April 29, 2016 out of the proceeds of the Amended Term Loan Facility. As a result of the refinancing transaction, unamortized debt issuance costs and discounts on the Prior Term Loan Facility in the amount of $1.2 million were written off to expense, and new discounts and debt issuance costs of $6.3 million were capitalized. The debt issuance costs and discounts on debt are amortized as interest expense over the life of the debt. The Amended Term Loan Facility bears interest at a rate equal to adjusted LIBOR (minimum of 1.0%) plus an applicable margin of 5.25%, or an alternate base rate for U.S. denominated borrowings plus an applicable margin of 4.25%. The interest rate on the outstanding balance was 6.25% at October 2, 2016.

The Amended Term Loan Facility contains customary representations and warranties and customary affirmative and negative covenants. The negative covenants consist of the following: limitations on indebtedness, restricted payments, restrictive agreements, sales of assets and subsidiary stock, transactions with affiliates, liens, fundamental changes, amendments and lines of business. The negative covenants are subject to the customary exceptions.

The Amended Term Loan Facility is subject to annual mandatory prepayments in an amount equal to 50% of excess cash flow for the applicable fiscal year if the secured leverage ratio is greater than 3.50 to 1.00.

During the three and nine months ended October 2, 2016, the Company incurred total interest expense of $6.3 million and $15.4 million, respectively. Of this total, $5.6 million and $12.2 million related to interest on the ABL Facility and the Prior Term Loan Facility and Amended Term Loan Facility for the three and nine months ended October 2, 2016, respectively. Amortization expense related to debt issuance costs was $0.6 million and $3.0 million for the three and nine months ended October 2, 2016, respectively. The remaining $0.1 million and $0.2 million interest incurred for the three and nine months ended October 2, 2016, respectively, related to interest attributable to capital leases.

During the three and nine months ended September 27, 2015 the Company incurred total interest expense of $2.7 million and $7.7 million, respectively. Of this total, $1.8 million and $5.1 million related to interest on the ABL Facility and Term Loan Facility for the three and nine months ended September 27, 2015, respectively. Amortization expense related to debt issuance costs was $0.8 million and $2.3 million for the three and nine months ended September 27, 2015, respectively. The remaining $0.1 million and $0.3 million interest incurred for the three and nine months ended September 27, 2015, respectively, related to interest attributable to capital leases.

Note 8. Long-Term Debt

Long-term debt was as follows (in millions):

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
ABL facility	$128.0	$74.3
Term loan facility	60.5	61.2
Debt discount	(10.8)	(13.8)

Total debt	$177.7	$121.7

Less current portion	(0.6)	(0.6)

Total long-term debt	$177.1	$121.1

On December 23, 2013, SiteOne Landscape Supply Holding, LLC and Landscapes (the “Borrowers”) entered into a senior asset-based credit facility (“ABL Facility”) of up to $250.0 million, subject to borrowing base availability. The ABL Facility is secured by a first lien on the inventory and receivables. The ABL Facility is guaranteed by SiteOne Landscape Supply Bidco, Inc., formerly known as CD&R Landscape Bidco, Inc. (“Bidco”), an indirect wholly owned subsidiary of the SiteOne Landscape Supply, Inc. The availability under the ABL Facility was $112.5 million and $126.5 million as of January 3, 2016 and December 28, 2014, respectively. Availability is determined using borrowing base calculations of eligible inventory and receivable balances less the current outstanding ABL Facility and letters of credit balances.

The interest rate on the ABL Facility is LIBOR plus an applicable margin ranging from 1.25% to 2.00% or an alternate base rate for U.S. denominated borrowings plus an applicable margin ranging from 0.25% to 1.00%. The interest rates on outstanding balances range from 2.04% to 4.25% and 1.66% to 3.75% at January 3, 2016 and December 28, 2014, respectively. Additionally, the Borrowers pay a 0.25% commitment fee on the unfunded amount. The ABL Facility was scheduled to mature on December 23, 2018. On October 20, 2015 the ABL Facility was amended to extend the maturity date to October 20, 2020 and increase the availability to $325.0 million. The other terms of the ABL Facility were not significantly altered.

The ABL Facility is subject to mandatory prepayments if the outstanding loans and letters of credit exceed either the aggregate revolving commitments of the current borrowing base, in an amount equal to such excess. Additionally, the credit facility is subject to various covenants requiring minimum financial ratios and additional borrowings may be limited by these financial ratios. Failure to meet any of these covenants could result in an event of default under these agreements. If an event of default occurs the lenders could elect to declare all amounts outstanding under these agreements to be immediately due and payable, enforce their interest in collateral pledged under the agreement, or restrict the Borrowers’ ability to obtain additional borrowings under these agreements.

The ABL Facility contains customary representations and warranties and customary affirmative and negative covenants which fully restrict retained earnings of the Borrowers. The negative covenants are limited to the following: fundamental changes, dividends and distributions, acquisitions, collateral, payments and modifications of restricted indebtedness, negative pledge clauses, changes in line of business, currency, commodity and other hedging transactions, transactions with affiliates, investments, limitations on indebtedness and liens. The negative covenants are subject to the customary exceptions and also permit the payment of dividends and distributions, investments, permitted acquisitions and payments or redemptions of junior indebtedness upon satisfaction of a payment condition.

On December 23, 2013, the Borrowers also entered into a senior term loan (“Term Loan”) of approximately $61.7 million. The Term Loan is guaranteed by the Borrowers, the U.S. operating companies owned by the Company, and Bidco. The Term Loan has first lien on Property and equipment, Intangibles, and equity interests of Landscape, and second lien on ABL Facility assets. The interest rate on the Term Loan is LIBOR (minimum of 1.0%) plus an applicable margin of 4.0% or an alternate base rate for U.S. denominated borrowings plus an applicable margin of 3.0%. The interest rates on the outstanding balance were 5% both at January 3, 2016 and December 28, 2014. The Term Loan matures on December 23, 2019.

The Term Loan is subject to annual mandatory prepayments in an amount equal to 50% of excess cash flow for the applicable fiscal year if the secured leverage ratio is greater than 2.50 to 1.00.

During the periods ended January 3, 2016 and December 28, 2014, the Company incurred total interest expenses of $11.4 million and $9.1 million, respectively, of which $6.9 million and $5.8 million related to interest on the ABL Facility and Term Loan. Debt discount of $16.9 million were incurred at the inception of the ABL Facility and Term Loan, with $12.8 million related to ABL Facility and $4.1 million related to Term Loan, respectively. As a result of the ABL Facility amendment in October 2015, $1.2 million of unamortized portion of the discount on the December 2013 ABL Facility were expensed, and debt discount of $1.0 million were incurred. The debt discounts are amortized as interest expense over the life of the debt. Amortization expense related to debt issuance costs was $4.2 million and $3.0 million for the periods ended January 3, 2016 and December 28, 2014, respectively. The remaining $0.3 million and $0.3 million of interest is primarily related to capital leases for the periods ended January 3, 2016 and December 28, 2014, respectively. During the period ended December 29, 2013 the Company incurred total interest expense of $0.1 million.

The Term Loan contains customary representations and warranties and customary affirmative and negative covenants, which fully restrict retained earnings of the Borrowers. The negative covenants are limited to the following: limitations on indebtedness, restricted payments, restrictive agreements, sales of assets and subsidiary stock, transactions with affiliates, liens, fundamental changes, amendments, lines of business and limitations on certain actions of the parent borrower. The negative covenants are subject to the customary exceptions.

Maturities of long-term debt outstanding, in principal amounts at January 3, 2016 are summarized below (in millions):

Fiscal year:
2016	$0.6
2017	0.6
2018	0.6
2019	58.7
2020	128.0
Thereafter	—

Total	$188.5